Document and Entity Information	Sep. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2022
Entity Registrant Name	Permian Resources Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	47-5381253
Entity Address, Address Line One	Ste 1000
Entity Address, Address Line Two	300 N. Marienfeld St.
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	695-4222
Entity Information, Former Legal or Registered Name	Centennial Resource Development, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001658566
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1001 Seventeenth Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202